Commonwealth Annuity and Life Insurance Company 132 Turnpike Road, Suite 210 Southborough, MA 01772 508-460-2400 — phone 508-460-2401 — fax	commonwealthannuity.com * 800.782.8380

SEMI-ANNUAL REPORT — 6/30/2014

FOR CONTRACT HOLDERS OF: SCUDDER GATEWAY ADVISOR, SCUDDER GATEWAY ADVISOR II, SCUDDER GATEWAY ELITE, SCUDDER GATEWAY PLUS AND SCUDDER GATEWAY INCENTIVE

September 30, 2014

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Subj:	Separate Account KG
1940 Act Registration Number: 811-7767
1933 Act Registration Numbers: 333-9965, 333-81019, 333-63091, 333-46716, 333-90539
CIK: 0001019130
Rule N30-d Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account KG, a unit investment trust registered under the Act, mailed to its contract owners the semi-annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)(Series I Shares)	896435	August 25, 2014
The Alger Portfolios (Class I-2)	832566	September 5, 2014
Dreyfus Investment Portfolios (Initial Shares)	1056707	August 14, 2014
The Dreyfus Socially Responsible Growth Fund, Inc. (Initial Shares)	890064	August 14, 2014
Deutsche Investment VIT Funds (Class A)	1006373	August 21, 2014
		August 21, 2014
Deutsche Variable Series I (Class A)	764797	August 21, 2014
Deutsche Variable Series II (Class A)	810573	August 21, 2014
Janus Aspen Series (Institutional Shares)	906185	August 29, 2014

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

/s/ Sheila B. St. Hilaire

Sheila B. St. Hilaire
Vice President, Assistant General Counsel
and Assistant Corporate Secretary

Commonwealth Annuity and Life Insurance Company
132 Turnpike Road, Suite 210 * Southborough, MA 01772